Segment Reporting	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 18 – SEGMENT REPORTING

Segments

The Company is engaged in the operation of retail and wholesale of Japanese beauty and health products, as well as sundry products and other products and services. The Company’s operations are conducted in three reported segments: (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenues for each of these individual products and services.

Directly-operated physical stores segment includes physical stores in Japan and Hong Kong. Online stores and services segment includes sales through the Company’s websites and various e-commerce marketplaces in Japan, China, and Korea, as well as services from advertising business through KOLs. Franchise stores and wholesale customers segments include franchise stores in the U.S. and the U.K., and wholesale customers in Japan and other countries including China, the U.S., and Canada.

The Company measures the results of its segments using, among other measures, each segment's revenue, merchandise costs, interest expenses, net, provision for income tax, net income (loss), depreciation and amortization, capital expenditures, total assets as well as total liabilities, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment's revenue and other measures, including any corporate overhead allocations, as determined by the information regularly reviewed by its CODM. When the measurement of a segment significantly changes, previous period amounts and balances are reclassified to be comparable to the current period’s presentation.

The following table presents the segment information for the fiscal years ended March 31, 2023, 2022, and 2021, respectively:

	For the Fiscal Year Ended March 31, 2023
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$11,606,180	$20,700,011	$137,418,155	$169,724,346
Merchandise costs	$8,882,991	$16,221,524	$115,188,904	$140,293,419
Interest expenses, net	$(165,628)	$(295,403)	$(1,961,048)	$(2,422,079)
Provision for income tax	$48,853	$87,130	$578,417	$714,400
Net loss	$(550,399)	$(981,655)	$(6,516,768)	$(8,048,822)
Depreciation and amortization	$83,870	$149,587	$993,039	$1,226,496
Capital expenditures	$459,856	$366,440	$108,664	$934,960

	For the Fiscal Year Ended March 31, 2022
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$12,965,904	$122,150,105	$99,636,571	$234,752,580
Merchandise costs	$11,261,970	$98,589,103	$81,189,474	$191,040,547
Interest expenses, net	$(153,864)	$(1,449,533)	$(1,182,369)	$(2,785,766)
Provision for income tax	$123,426	$1,162,781	$948,469	$2,234,676
Net income	$216,739	$2,041,874	$1,665,535	$3,924,148
Depreciation and amortization	$67,243	$633,485	$516,727	$1,217,455
Capital expenditures	$928,319	$1,174,609	$934,885	$3,037,813

	For the Fiscal Year Ended March 31, 2021
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$30,645,214	$111,435,341	$82,678,001	$224,758,556
Merchandise costs	$25,570,591	$88,899,645	$67,030,837	$181,501,073
Interest expenses, net	$(298,246)	$(1,084,513)	$(804,641)	$(2,187,400)
Provision for income tax	$450,907	$1,639,635	$1,216,506	$3,307,048
Net income	$675,236	$2,455,365	$1,821,726	$4,952,327
Depreciation and amortization	$85,379	$310,464	$230,345	$626,188
Capital expenditures	$781,023	$1,252,666	$905,782	$2,939,471

	March 31, 2023	March 31, 2022
Total assets:
Directly-Operated Physical Stores	$8,815,957	$8,754,065
Online Stores and Services	20,070,215	67,913,470
Franchise Stores and Wholesale Customers	117,789,108	50,804,814
Total assets	$146,675,280	$127,472,349

Total liabilities:
Directly-Operated Physical Stores	$9,728,199	$6,278,310
Online Stores and Services	11,812,654	42,520,849
Franchise Stores and Wholesale Customers	95,852,684	34,221,150
Total liabilities	$117,393,537	$83,020,309

Disaggregated Revenues

The Company disaggregates its revenue by geographic areas, product categories, and distribution channels, which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. See Note 2 for the Company’s disaggregation of revenue for the fiscal years ended March 31, 2023, 2022, and 2021.